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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07671
Columbia Small Cap Growth Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)	Columbia Small Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 99.6%
CONSUMER DISCRETIONARY – 14.2%
Diversified Consumer Services – 0.9%
	Education Management Corp. (a)	58,754	1,906,567
	Diversified Consumer Services Total		1,906,567
Hotels, Restaurants & Leisure – 5.5%
	Applebee’s International, Inc.	59,850	1,632,110
	Buffalo Wild Wings, Inc. (a)	52,830	1,698,485
	Cheesecake Factory, Inc. (a)	34,710	1,225,610
	P.F. Chang’s China Bistro, Inc. (a)	32,720	1,939,314
	RARE Hospitality International, Inc. (a)	85,870	2,664,546
	Scientific Games Corp., Class A (a)	107,040	2,550,763
	Hotels, Restaurants & Leisure Total		11,710,828
Household Durables – 2.3%
	Tempur-Pedic International, Inc. (a)	209,390	4,885,069
	Household Durables Total		4,885,069
Internet & Catalog Retail – 1.2%
	Blue Nile, Inc. (a)	47,210	1,411,107
	Netflix, Inc. (a)	53,390	762,943
	Provide Commerce, Inc. (a)	14,850	343,184
	Internet & Catalog Retail Total		2,517,234
Leisure Equipment & Products – 1.3%
	Marvel Enterprises, Inc. (a)	87,010	1,850,703
	SCP Pool Corp.	23,900	856,098
	Leisure Equipment & Products Total		2,706,801
Media – 1.4%
	Getty Images, Inc. (a)	28,872	2,160,780
	Radio One, Inc., Class D (a)	61,400	773,640
	Media Total		2,934,420
Specialty Retail – 1.6%
	Aeropostale, Inc. (a)	19,300	525,925
	Children’s Place Retail Stores, Inc. (a)	17,830	832,839
	PETCO Animal Supplies, Inc. (a)	67,032	2,016,993
	Specialty Retail Total		3,375,757
	CONSUMER DISCRETIONARY TOTAL		30,036,676
CONSUMER STAPLES – 2.3%
Food Products – 1.7%
	Bunge Ltd.	25,992	1,612,544
	Corn Products International, Inc.	89,810	1,983,903
	Food Products Total		3,596,447

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – 0.6%
	Elizabeth Arden, Inc. (a)	54,670	1,149,163
	Personal Products Total		1,149,163
	CONSUMER STAPLES TOTAL		4,745,610
ENERGY – 8.1%
Energy Equipment & Services – 4.4%
	Atwood Oceanics, Inc. (a)	31,300	1,793,177
	CAL Dive International, Inc. (a)	23,864	1,083,426
	Core Laboratories NV (a)	41,900	1,051,690
	FMC Technologies, Inc. (a)	44,180	1,393,879
	Grey Wolf, Inc. (a)	296,850	1,950,304
	National-Oilwell Varco, Inc. (a)	46,720	2,102,400
	Energy Equipment & Services Total		9,374,876
Oil, Gas & Consumable Fuels – 3.7%
	Alpha Natural Resources, Inc. (a)	20,360	486,604
	Arch Coal, Inc.	32,857	1,591,922
	Cheniere Energy, Inc. (a)	57,720	1,691,196
	InterOil Corp. (a)	14,360	359,000
	KFx, Inc. (a)	58,170	766,099
	Quicksilver Resources, Inc.	16,320	851,904
	Southwestern Energy Co. (a)	17,590	1,227,782
	Warren Resources, Inc. (a)	84,160	743,974
	Oil, Gas & Consumable Fuels Total		7,718,481
	ENERGY TOTAL		17,093,357
FINANCIALS – 5.4%
Capital Markets – 1.7%
	Affiliated Managers Group, Inc. (a)	53,601	3,575,187
	Capital Markets Total		3,575,187
Commercial Banks – 1.2%
	Signature Bank (a)	50,140	1,229,433
	Umpqua Holdings Corp.	58,821	1,371,117
	Commercial Banks Total		2,600,550
Consumer Finance – 0.2%
	First Cash Financial Services, Inc. (a)	30,600	532,440
	Consumer Finance Total		532,440
Insurance – 1.2%
	Allmerica Financial Corp. (a)	24,270	847,508
	ProAssurance Corp. (a)	42,377	1,657,788
	Insurance Total		2,505,296

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 1.1%
	Commercial Capital Bancorp, Inc.	65,490	1,110,056
	Sterling Financial Corp. (a)	31,692	1,120,312
	Thrifts & Mortgage Finance Total		2,230,368
	FINANCIALS TOTAL		11,443,841
HEALTH CARE – 21.7%
Biotechnology – 4.8%
	Alexion Pharmaceuticals, Inc. (a)	46,250	1,052,187
	Alkermes, Inc. (a)	49,100	569,560
	Cubist Pharmaceuticals, Inc. (a)	97,160	972,572
	CV Therapeutics, Inc. (a)	34,590	699,410
	Digene Corp. (a)	79,570	2,001,981
	Nabi Biopharmaceuticals (a)	104,020	1,278,406
	Neurocrine Biosciences, Inc. (a)	16,070	605,357
	Rigel Pharmaceuticals, Inc. (a)	89,460	1,600,439
	United Therapeutics Corp. (a)	25,800	1,288,968
	Biotechnology Total		10,068,880
Health Care Equipment & Supplies – 3.4%
	ArthroCare Corp. (a)	55,732	1,796,800
	Kyphon, Inc. (a)	60,130	1,725,130
	Nektar Therapeutics (a)	71,000	1,297,880
	ResMed, Inc. (a)	36,648	2,289,400
	Health Care Equipment & Supplies Total		7,109,210
Health Care Providers & Services – 10.1%
	AmSurg Corp. (a)	38,970	1,050,631
	Cerner Corp. (a)	27,088	1,770,201
	Chemed Corp.	16,560	700,157
	DaVita, Inc. (a)	69,850	3,217,291
	HealthExtras, Inc. (a)	181,712	3,114,544
	ICON PLC, ADR (a)	77,893	2,357,042
	IDX Systems Corp. (a)	41,106	1,311,281
	Renal Care Group, Inc. (a)	119,661	5,533,125
	United Surgical Partners International, Inc. (a)	49,002	2,358,956
	Health Care Providers & Services Total		21,413,228
Pharmaceuticals – 3.4%
	Connetics Corp. (a)	71,060	1,582,506
	MGI Pharma, Inc. (a)	72,125	1,673,300

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Salix Pharmaceuticals Ltd. (a)	225,428	3,947,245
	Pharmaceuticals Total		7,203,051
	HEALTH CARE TOTAL		45,794,369
INDUSTRIALS – 15.0%
Aerospace & Defense – 2.0%
	Armor Holdings, Inc. (a)	27,200	1,026,800
	BE Aerospace, Inc. (a)	162,090	2,345,442
	Engineered Support Systems, Inc.	23,645	922,155
	Aerospace & Defense Total		4,294,397
Air Freight & Logistics – 0.5%
	UTI Worldwide, Inc.	13,962	1,029,697
	Air Freight & Logistics Total		1,029,697
Commercial Services & Supplies – 2.9%
	Corporate Executive Board Co.	51,616	3,601,764
	Huron Consulting Group, Inc. (a)	41,700	957,849
	Resources Connection, Inc. (a)	80,966	1,612,843
	Commercial Services & Supplies Total		6,172,456
Construction & Engineering – 1.7%
	Dycom Industries, Inc. (a)	42,080	826,451
	URS Corp.	83,745	2,833,094
	Construction & Engineering Total		3,659,545
Electrical Equipment – 0.4%
	Roper Industries, Inc.	12,910	902,409
	Electrical Equipment Total		902,409
Industrial Conglomerates – 0.4%
	Raven Industries, Inc.	32,010	815,615
	Industrial Conglomerates Total		815,615
Machinery – 5.7%
	ESCO Technologies, Inc. (a)	10,910	924,623
	Gardner Denver, Inc. (a)	11,020	422,617
	IDEX Corp.	42,490	1,632,041
	Joy Global, Inc.	62,523	2,347,113
	Kennametal, Inc.	22,508	990,352
	Terex Corp. (a)	59,854	2,365,430
	Wabtec Corp.	155,320	3,215,124
	Machinery Total		11,897,300
Marine – 0.6%
	Dryships, Inc. (a)	68,010	1,258,185
	Marine Total		1,258,185

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.8%
	Landstar System, Inc. (a)	46,720	1,576,333
	Road & Rail Total		1,576,333
	INDUSTRIALS TOTAL		31,605,937
INFORMATION TECHNOLOGY – 28.3%
Communications Equipment – 4.8%
	F5 Networks, Inc. (a)	48,435	2,480,356
	Ixia (a)	157,092	2,888,922
	Packeteer, Inc. (a)	121,120	1,437,695
	SiRF Technology Holdings, Inc. (a)	227,370	3,219,559
	Communications Equipment Total		10,026,532
Computers & Peripherals – 2.1%
	Stratasys, Inc. (a)	85,620	2,770,663
	Synaptics, Inc. (a)	82,850	1,593,206
	Computers & Peripherals Total		4,363,869
Electronic Equipment & Instruments – 2.1%
	Benchmark Electronics, Inc. (a)	37,040	1,173,057
	Dolby Laboratories, Inc., Class A (a)	27,010	538,579
	Itron, Inc. (a)	27,290	1,121,892
	Trimble Navigation Ltd. (a)	39,770	1,579,267
	Electronic Equipment & Instruments Total		4,412,795
Internet Software & Services – 1.6%
	Digital River, Inc. (a)	32,980	907,609
	Equinix, Inc. (a)	51,640	1,967,484
	InfoSpace, Inc. (a)	17,980	609,882
	Internet Software & Services Total		3,484,975
IT Services – 6.2%
	Anteon International Corp. (a)	66,760	2,950,125
	CACI International, Inc., Class A (a)	57,420	3,701,293
	Cognizant Technology Solutions Corp., Class A (a)	29,806	1,430,688
	Euronet Worldwide, Inc. (a)	61,360	1,720,534
	Global Payments, Inc.	38,606	2,675,396
	Infocrossing, Inc. (a)	48,230	528,601
	IT Services Total		13,006,637
Semiconductors & Semiconductor Equipment – 5.9%
	ATMI, Inc. (a)	51,620	1,450,522
	Cambridge Display Technology, Inc. (a)	71,160	540,816
	FormFactor, Inc. (a)	91,910	2,391,498
	Microsemi Corp. (a)	128,230	2,645,385

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Sigmatel, Inc. (a)	18,690	423,141
	Silicon Laboratories, Inc. (a)	77,971	2,162,136
	Trident Microsystems, Inc. (a)	54,800	1,160,664
	Varian Semiconductor Equipment Associates, Inc. (a)	17,010	690,266
	Volterra Semiconductor Corp. (a)	69,300	946,638
	Semiconductors & Semiconductor Equipment Total		12,411,066
Software – 5.6%
	Agile Software Corp. (a)	117,890	760,391
	Altiris, Inc. (a)	46,878	881,306
	Embarcadero Technologies, Inc. (a)	297,014	1,695,950
	Epicor Software Corp. (a)	143,030	1,763,560
	Hyperion Solutions Corp. (a)	22,251	981,937
	Macromedia, Inc. (a)	48,470	2,143,343
	Parametric Technology Corp. (a)	258,850	1,558,277
	SERENA Software, Inc. (a)	28,930	566,160
	The9 Ltd., ADR (a)	75,540	1,522,886
	Software Total		11,873,810
	INFORMATION TECHNOLOGY TOTAL		59,579,684
MATERIALS – 2.6%
Chemicals – 1.8%
	Airgas, Inc.	46,574	1,117,776
	OM Group, Inc. (a)	110,272	2,778,854
	Chemicals Total		3,896,630
Metals & Mining – 0.8%
	Allegheny Technologies, Inc.	42,332	899,978
	Century Aluminum Co. (a)	34,200	766,422
	Metals & Mining Total		1,666,400
	MATERIALS TOTAL		5,563,030
TELECOMMUNICATION SERVICES – 2.0%
Diversified Telecommunication Services – 0.5%
	Premiere Global Services, Inc. (a)	92,260	1,037,925
	Diversified Telecommunication Services Total		1,037,925
Wireless Telecommunication Services – 1.5%
	InPhonic, Inc. (a)	64,700	955,619
	Millicom International Cellular SA (a)	53,284	952,718

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	SBA Communications Corp., Class A (a)	118,507	1,324,908
	Wireless Telecommunication Services Total		3,233,245
	TELECOMMUNICATION SERVICES TOTAL		4,271,170

	Total Common Stocks (cost of $189,554,471)		210,133,674

		Par ($)
Short-Term Obligation – 0.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 05/31/05, due 06/01/05 at 2.900%, collateralized by a U.S. Treasury Note maturing 02/15/10, market value of $1,187,025 (repurchase proceeds $1,159,093)	1,159,000	1,159,000

	Total Short-Term Obligation (cost of $1,159,000)		1,159,000

	Total Investments – 100.2% (cost of $190,713,471)(b)(c)		211,292,674

	Other Assets & Liabilities, Net – (0.2)%		(415,929)

	Net Assets – 100.0%		210,876,745

Notes to Investment Portfolio:

*

Security Valuation:
Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $190,713,471.
(c)	Unrealized appreciation and depreciation at May 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$32,056,385	$(11,477,182)	$20,579,203

Acronym	Name

ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Small Cap Growth Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005